Cover Page	Nov. 04, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity File Number	1-2348
Entity Registrant Name	PACIFIC GAS AND ELECTRIC COMPANY
Entity Central Index Key	0000075488
Entity Tax Identification Number	94-0742640
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
PGE Recovery Funding LLC [Member]
Entity Information [Line Items]
Entity File Number	333-256944-01
Entity Registrant Name	PG&E RECOVERY FUNDING LLC
Entity Central Index Key	0001866514
Entity Tax Identification Number	87-1047820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-1000
Entity Emerging Growth Company	false